Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures

The following table provides supplemental disclosure of cash flow information (in millions):

	Six Months Ended June 30,
	2020	2019
Cash paid during the period for interest, net of amounts capitalized	$179	$—

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2019	2018	2017
Cash paid during the period for interest, net of amounts capitalized	$258,491	$104,811	$—
Non-cash capital contribution for conveyance of property, plant and equipment from affiliate	—	83,058	—